Investment Portfolioas of February 28, 2025 (Unaudited)
DWS Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 146.5%
Alabama 0.7%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	852,221
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,665,000	1,805,001
		2,657,222
Alaska 2.2%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	5,060,000	4,607,742
Alaska, Municipal Bond Bank Authority Revenue, Series 2, 4.0%, 6/1/2044	4,000,000	3,860,151
		8,467,893
Arizona 2.3%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup, Inc.	1,050,000	1,150,549
5.5%, 12/1/2029, GTY: Citigroup, Inc.	1,400,000	1,510,941
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.75%, 6/15/2058	1,000,000	1,035,813
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	1,400,000	1,503,536
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	1,755,000	1,744,502
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,033,559
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, 144A, 5.0%, 6/15/2052	1,150,000	1,114,395
		9,093,295
California 8.6%
California, Housing Finance Agency, Municipal Certificates, “A”, Series 2021-1, 3.5%, 11/20/2035	1,049,702	1,024,171
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	351,689
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	3,891,990
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	500,000	512,911
California, Regents of the University of California Medical Center Pooled Revenue, Series B1, 0.85% (b), 3/3/2025	600,000	600,000
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	2,510,000	2,650,259
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2043	1,825,000	1,847,888
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,000,000	1,000,462
City of Long Beach, CA, Harbor Revenue:
Series D, 5.0%, 5/15/2039	330,000	331,017
Series D, Prerefunded, 5.0%, 5/15/2039	735,000	738,234

Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2042	3,750,000	3,798,607
Series A, AMT, 5.0%, 5/15/2045	1,250,000	1,305,639
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, AMT, 5.0%, 5/15/2044	6,430,000	6,550,031
Los Angeles, CA, Department of Water & Power Revenue, Series B-5, 3.75% (b), 3/7/2025, SPA: Barclays Bank PLC	500,000	500,000
Los Angeles, CA, Department of Water & Power Water System Revenue, Series B-4, 3.45% (b), 3/3/2025, SPA: Barclays Bank PLC	300,000	300,000
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series E, AMT, 5.0%, 5/1/2045	5,000,000	5,109,934
Series 2ND, AMT, 5.0%, 5/1/2048	2,965,000	3,001,341
		33,514,173
Colorado 6.1%
Colorado, Canyons Metropolitan District No. 5, General Obligation, Series A, 5.25%, 12/1/2059, INS: BAM	1,500,000	1,638,708
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,000,000	2,017,658
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	9,960,000	9,367,825
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	1,305,000	1,315,219
Denver City & County, CO, Airport System Revenue, Series A, AMT, 5.25%, 12/1/2043	9,225,000	9,506,176
		23,845,586
District of Columbia 0.6%
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,485,380
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2055	750,000	715,770
		2,201,150
Florida 12.8%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	2,500,000	2,273,232
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, 144A, 5.0%, 10/1/2049	1,500,000	1,502,831
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.0%, 6/1/2043	1,015,000	968,521
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	215,000	210,555
Series A-1, 5.0%, 11/1/2058	345,000	334,380
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2052	3,170,000	3,173,323
Series A, 5.0%, 6/15/2055	1,540,000	1,541,394
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	750,000	771,550
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	60,000	61,503
Series B, 5.0%, 7/1/2042	60,000	61,503
Series A-1, 5.0%, 7/1/2051	55,000	55,241
Series B, 5.0%, 7/1/2051	85,000	85,373
Series A-1, 5.0%, 2/1/2057	160,000	160,241
Series B, 5.0%, 7/1/2057	90,000	90,136

Florida, FAU Finance Corp., Capital Improvements Revenue, Student Housing Project:
Series B, 4.0%, 7/1/2044	2,525,000	2,414,477
5.0%, 7/1/2049	700,000	740,398
5.0%, 7/1/2054	1,000,000	1,052,745
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	899,572
Florida, Village Community Development District No. 15, Special Assessment, 144A, 4.8%, 5/1/2055	200,000	200,480
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,517,965
Hillsborough County, FL, Aviation Authority, Tampa International Airport:
Series A, AMT, 4.0%, 10/1/2052	1,710,000	1,576,306
Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,537,740
Lee County, FL, Airport Revenue:
AMT, 5.25%, 10/1/2049	700,000	743,178
AMT, 5.25%, 10/1/2054	700,000	737,466
Miami-Dade County, FL, Aviation Revenue:
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,404,828
Series A, AMT, 5.5%, 10/1/2055 (c)	4,000,000	4,311,298
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,011,530
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,380,133
Miami-Dade County, FL, Transit System, Series A, 4.0%, 7/1/2050	5,000,000	4,606,700
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	384,689
Series C, 7.625%, 5/15/2058	455,000	516,027
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	4,850,000	4,966,813
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	2,775,000	2,548,691
		49,840,819
Georgia 6.8%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	620,000	570,073
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	375,000	397,983
Series A, 5.75%, 4/1/2053	400,000	443,256
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,074,230
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	1,320,000	1,247,611
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	3,640,000	3,265,798
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	2,000,000	1,946,038
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	770,000	817,572
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	10,622,443
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	3,110,000	3,302,461
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2049	1,000,000	1,025,408
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	1,800,000	1,718,099
		26,430,972

Hawaii 0.7%
Hawaii, State Airports Systems Revenue:
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,500,045
Series A, AMT, 5.5%, 7/1/2054	1,000,000	1,087,610
		2,587,655
Idaho 0.4%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group, Series 2025-A, 5.25%, 3/1/2053	1,500,000	1,606,184
Illinois 10.8%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2041	2,000,000	1,825,992
Series D, 5.0%, 12/1/2046	2,000,000	1,964,753
Series A, 6.0%, 12/1/2049	2,000,000	2,164,073
Chicago, IL, General Obligation, Series A, 5.0%, 1/1/2044	800,000	808,076
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	1,042,754
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.5%, 1/1/2053	1,665,000	1,792,862
Series A, AMT, 5.5%, 1/1/2053, INS: AGMC	1,355,000	1,428,084
Series A, AMT, 5.5%, 1/1/2059	665,000	712,509
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	6,785,000	6,839,502
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 5.0%, 12/1/2052	3,000,000	3,117,865
Illinois, Housing Development Authority Revenue, Series K, 5.35%, 4/1/2047	1,250,000	1,291,787
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,241,339
Illinois, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Zero Coupon, 12/15/2051	10,000,000	2,758,566
Illinois, State Finance Authority Revenue, Bradley University Project, Series A, 4.0%, 8/1/2046	3,000,000	2,692,896
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	1,745,000	1,747,949
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2033	1,970,000	2,081,616
Series A, 5.0%, 5/1/2034	3,500,000	3,672,543
Series A, 5.0%, 5/1/2043	1,000,000	1,023,601
5.5%, 5/1/2039	1,915,000	2,080,504
5.75%, 5/1/2045	735,000	792,143
		42,079,414
Indiana 2.9%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	4,000,000	4,131,709
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,200,000	2,206,578
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	3,000,000	3,106,519
Indiana, State Finance Authority, Tippecanoe LLC Student Housing Project, Series A, 5.0%, 6/1/2053	575,000	583,567
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	320,000	332,235
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	638,460
Series E, 6.125%, 3/1/2057	300,000	322,240
		11,321,308

Iowa 0.9%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	485,000	502,146
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	2,000,000	2,262,874
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	885,000	790,313
		3,555,333
Kentucky 0.5%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	800,000	813,543
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	1,200,000	1,207,685
		2,021,228
Louisiana 2.4%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,032,709
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	1,155,000	1,221,268
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,048,867
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,167,319
		9,470,163
Maryland 4.8%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	2,670,000	2,587,722
Maryland, State Department of Transportation Revenue, Aviation Administration:
Series A, AMT, 5.25%, 8/1/2049, INS: AGC	3,500,000	3,745,908
Series A, AMT, 5.25%, 8/1/2054, INS: AGC	4,000,000	4,255,495
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2056	2,550,000	2,580,240
Series A, 5.75%, 7/1/2053	575,000	622,456
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	753,085
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc., Series A, 5.0%, 7/1/2048	4,000,000	4,077,502
		18,622,408
Massachusetts 1.9%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	4,180,000	2,900,442
Series C, AMT, 4.125%, 7/1/2052	2,000,000	1,698,989
Massachusetts, General Obligation, Series B, 3.0%, 4/1/2048	3,000,000	2,365,147
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 1.3% (b), 3/3/2025	500,000	500,000
		7,464,578
Michigan 2.3%
Michigan, State Finance Authority, Hospital Revenue, McLaren Health Care, Series A, 4.0%, 2/15/2047	4,000,000	3,731,747
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	2,200,000	2,219,895

Wayne County, MI, Airport Authority Revenue:
Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,016,234
Series B, AMT, 5.5%, 12/1/2048, INS: AGMC	1,000,000	1,086,852
		9,054,728
Minnesota 3.7%
Minnesota, Duluth Economic Development Authority Revenue, Essentia Health Obligated Group, Series A, 5.0%, 2/15/2058	5,350,000	5,399,574
Minnesota, State Office of Higher Education Revenue, AMT, 4.0%, 11/1/2042	1,715,000	1,640,341
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2035	4,000,000	4,698,858
St. Cloud, MN, CentraCare Health System Obligated Group Revenue:
4.0%, 5/1/2050	1,500,000	1,415,380
5.0%, 5/1/2054	1,110,000	1,166,997
		14,321,150
Missouri 1.7%
Kansas City, MO, Industrial Development Authority, International Airport Terminal Modernization Project:
Series A, AMT, 4.0%, 3/1/2057, INS: AGMC	2,000,000	1,829,997
Series B, AMT, 5.0%, 3/1/2055, INS: AGMC	1,540,000	1,562,573
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Obligated Group, Series C, 4.0%, 2/1/2048	2,000,000	1,796,997
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,500,000	1,501,717
		6,691,284
Nebraska 0.7%
Douglas County, NE, State Hospital Authority No. 2 Revenue, Children's Hospital Obligated Group, Series A, 1.6% (b), 3/3/2025, LOC: U.S. Bank NA	2,700,000	2,700,000
New Hampshire 0.5%
New Hampshire, Business Finance Authority Revenue, “A”, Series 2, 4.0%, 10/20/2036	2,178,235	2,131,373
New Jersey 5.6%
Camden County, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	1,400,000	1,483,552
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	2,690,000	2,826,814
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, Series A, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,251,090
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	995,000	920,929
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	685,000	694,091
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 4.25%, 12/1/2045	965,000	959,343
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	3,320,000	3,192,594
Series A, 5.0%, 12/15/2034	1,065,000	1,133,016
Series AA, 5.0%, 6/15/2046	3,640,000	3,745,646
Series AA, Prerefunded, 5.0%, 6/15/2046	1,960,000	2,129,795
Series BB, 5.25%, 6/15/2050	1,145,000	1,234,329
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	1,315,000	1,341,584
South Jersey, NJ, Transportation Authority System Revenue, Series A, 5.25%, 11/1/2052	800,000	850,538
		21,763,321

New York 11.7%
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 1.35% (b), 3/3/2025, LOC: Barclays Bank PLC	340,000	340,000
Series E-1, 1.35% (b), 3/3/2025, LOC: Barclays Bank PLC	640,000	640,000
Series B, 5.0%, 11/15/2052	2,000,000	2,047,175
Series C-1, 5.25%, 11/15/2055	520,000	543,652
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	2,190,000	2,326,642
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	450,000	465,551
AMT, 5.625%, 4/1/2040	1,290,000	1,383,369
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 5.375%, 6/30/2060	2,085,000	2,158,891
AMT, 6.0%, 6/30/2054	250,000	269,516
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	265,000	276,281
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2045	8,830,000	8,649,465
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series C, 5.0%, 3/15/2047	3,500,000	3,664,033
New York, State Urban Development Corp., Income Tax, Series A, 3.0%, 3/15/2050	2,000,000	1,540,152
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 3.0%, 3/15/2048	3,475,000	2,756,329
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	3,000,000	2,889,606
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series AA-3, 1.5% (b), 3/3/2025, SPA: TD Bank NA	200,000	200,000
Series DD-3B, 1.6% (b), 3/3/2025, SPA: State Street B&T Co.	200,000	200,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A4, 1.7% (b), 3/3/2025, SPA: JPMorgan Chase Bank NA	200,000	200,000
Series D, 4.25%, 5/1/2054	10,000,000	9,876,736
New York, NY, General Obligation:
Series A, 4.0%, 8/1/2040	3,500,000	3,520,556
Series B-1, 5.25%, 10/1/2047	500,000	537,974
Port Authority of New York & New Jersey, Series 242, AMT, 5.0%, 12/1/2053	1,000,000	1,037,349
		45,523,277
North Carolina 1.6%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series C, 1.65% (b), 3/3/2025, SPA: JPMorgan Chase Bank NA	500,000	500,000
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	435,000	447,727
North Carolina, State Turnpike Authority, Triangle Expressway System, Series A, 5.0%, 1/1/2058, INS: AGMC	5,000,000	5,286,903
		6,234,630
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	265,000	272,251
Ohio 4.3%
Buckeye, OH, Tobacco Settlement Financing Authority:
“1", Series A-2, 4.0%, 6/1/2048	1,560,000	1,416,757
“2", Series B-2, 5.0%, 6/1/2055	4,400,000	4,028,817
Columbus, OH, State Regional Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2055	4,600,000	4,935,701

Franklin County, OH, Trinity Health Corp., Obligated Group Revenue, Series A, 5.0%, 12/1/2047	2,950,000	3,005,519
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	570,000	609,453
Ohio, Brunswick City School District, General Obligation, 4.125%, 12/1/2048, INS: BAM	2,500,000	2,481,310
Ohio, Port of Greater Cincinnati Development Authority Revenue, Series B, 5.0%, 12/1/2053	195,000	203,656
		16,681,213
Pennsylvania 6.3%
Adams County, PA, State General Authority, Brethren Home Community Obligated Group Revenue:
Series 2024-A, 5.0%, 6/1/2054	2,000,000	2,035,760
Series 2024-A, 5.0%, 6/1/2059	2,250,000	2,281,592
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,148,280
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	3,500,000	3,814,215
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	5,146,262
Pennsylvania, State Turnpike Commission Revenue, Series A, 5.0%, 12/1/2044	4,665,000	4,861,961
Pennsylvania, Turnpike Commission Oil Franchise Tax Revenue, Series A, 3.0%, 12/1/2051	2,500,000	1,902,611
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,548,369
		24,739,050
South Carolina 2.9%
Charleston County, SC, Airport District Revenue:
Series A, AMT, 5.25%, 7/1/2049	785,000	832,315
Series A, AMT, 5.25%, 7/1/2054	1,145,000	1,212,195
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	5,415,689
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,028,322
		11,488,521
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	830,000	673,981
Tennessee 2.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	1,040,000	1,083,067
Series A, 5.0%, 7/1/2044	1,600,000	1,632,714
Knox, TN, Health Educational & Housing Facility Board Revenue, Provident Group - UTK Properties LLC:
Series A-1, 5.5%, 7/1/2054, INS: BAM	955,000	1,029,405
Series A-1, 5.5%, 7/1/2059, INS: BAM	1,145,000	1,230,789
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	1,625,000	1,315,073
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,350,000	1,430,831
		7,721,879
Texas 25.8%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, Prerefunded, 5.0%, 1/1/2040	1,155,000	1,163,587

Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2042	400,000	399,086
Conroe, TX, Independent School District, General Obligation, 4.0%, 2/15/2049	4,350,000	4,225,633
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	2,415,000	2,418,783
Dickinson, TX, Independent School District, 4.25%, 2/15/2053	2,500,000	2,485,726
Houston, TX, Airport System Revenue:
Series A, AMT, 4.5%, 7/1/2053, INS: AGMC	5,000,000	4,985,304
Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,303,986
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,345,000	2,537,395
Judson, TX, Independent School District, General Obligation, 4.0%, 2/1/2053	5,000,000	4,792,872
Klein, TX, Klein Independent School District, 4.0%, 8/1/2047	3,500,000	3,410,674
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	2,050,000	1,764,260
North Texas, Tollway Authority Revenue:
5.0%, 1/1/2048	4,710,000	4,808,360
5.0%, 1/1/2050	1,435,000	1,460,750
Royse, TX, Independent School District, General Obligation, 5.0%, 2/15/2054	2,000,000	2,130,165
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,520,000	1,274,663
Series A, 4.0%, 4/1/2051	3,000,000	2,435,112
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project, Series A, 5.0%, 10/1/2051	1,000,000	799,503
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	5,137,528
Texas, EP Essential Housing WF PFC Revenue, 4.25%, 12/1/2034	1,435,000	1,446,563
Texas, Grand Parkway Transportation Corp. Revenue, Series C, 4.0%, 10/1/2045	3,465,000	3,254,457
Texas, Greater Texas Cultural Education Facilities Finance Corp. Revenue, Biomedical Research Institute:
Series A, 5.25%, 6/1/2049	2,500,000	2,605,485
Series A, 5.25%, 6/1/2054	2,500,000	2,587,966
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp. Project:
5.0%, 5/15/2048	6,250,000	6,407,480
5.0%, 5/15/2055	3,500,000	3,683,216
Texas, Pasadena Independent School District, 4.25%, 2/15/2053	5,000,000	4,971,453
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,720,000	1,848,714
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	7,815,000	7,327,261
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	7,306,012
Texas, San Antonio Water System Revenue, Series A, 5.25%, 5/15/2052	2,645,000	2,861,095
Texas, State General Obligation:
2.45% (b), 3/7/2025, SPA: JPMorgan Chase Bank NA	1,700,000	1,700,000
Series A, AMT, 4.125%, 8/1/2044	3,000,000	2,849,163
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	1,495,000	1,547,780
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	1,815,000	1,731,651
		100,661,683
Virginia 2.9%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, Series A, 5.0%, 10/1/2052	600,000	616,061
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	575,000	564,064

Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2047	2,900,000	2,931,204
AMT, 5.0%, 12/31/2049	735,000	741,665
AMT, 5.0%, 12/31/2052	3,775,000	3,802,862
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	355,000	364,947
Williamsburg, VA, Economic Development Authority Revenue, College of William & Mary Project, Series A, 4.125%, 7/1/2058, INS: AGMC	2,240,000	2,153,898
		11,174,701
Washington 2.4%
Port of Seattle, WA, Revenue Bonds, Series A, AMT, 5.0%, 5/1/2043	1,935,000	1,968,604
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	455,000	480,026
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	3,000,000	3,066,477
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	3,515,000	2,738,363
Washington, State Housing Finance Commission Municipal Certificates, Series A-1, 3.5%, 12/20/2035	580,096	548,473
Washington, State Housing Finance Commission, Horizon House Project, 144A, 5.0%, 1/1/2038	750,000	741,725
		9,543,668
West Virginia 0.5%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2042	2,015,000	2,054,704
Wisconsin 3.6%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project, Series B, 5.0%, 7/1/2053	1,000,000	885,317
Wisconsin, Public Finance Authority Revenue, Triad Educational Services Ltd., Series A, 4.0%, 6/15/2061	5,200,000	4,285,056
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	1,230,000	1,326,296
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	4,590,000	3,932,950
Wisconsin, State Housing & Economic Development Authority Home Ownership Revenue, Series A, 6.0%, 3/1/2054	3,380,000	3,710,233
		14,139,852
Puerto Rico 2.3%
Puerto Rico, General Obligation, Series A1, 4.0%, 7/1/2046	4,276,060	3,902,322
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	14,900,000	5,021,901
		8,924,223
Total Municipal Investments (Cost $562,410,766)		571,274,870

Underlying Municipal Bonds of Inverse Floaters (d) 5.5%
Pennsylvania 2.8%
Pennsylvania, Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2047 (e)	10,000,000	10,785,780
Trust: Pennsylvania, Southeastern Pennsylvania Transportation Authority, Series 2022-XM1057, 144A, 13.89%, 6/1/2030, Leverage Factor at purchase date: 4 to 1

Texas 2.7%
Texas, New Braunfels Independent School District, General Obligation, Series B, 5.0%, 2/1/2045 (e)	10,000,000	10,666,420
Trust: Texas, New Braunfels Independent School District, General Obligation, Series 2022-XM1063, 144A, 12.95%, 2/1/2030, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $21,003,914)		21,452,200

	Shares	Value ($)

Open-End Investment Companies 0.2%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.43% (f) (Cost $823,669)	823,586	823,669

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $584,238,349)	152.2	593,550,739
Floating Rate Notes (d)	(3.8)	(15,000,000)
Series 2020-1 VMTPS	(48.7)	(190,000,000)
Other Assets and Liabilities, Net	0.3	1,424,866
Net Assets Applicable to Common Shareholders	100.0	389,975,605
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28,
2025. Date shown reflects the earlier of demand date or stated maturity date.

(c)	When-issued security.
(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(f)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$592,727,070	$—	$592,727,070
Open-End Investment Companies	823,669	—	—	823,669
Total	$823,669	$592,727,070	$—	$593,550,739

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMIT-PH1
R-080548-3 (1/27)